Average Annual Total Returns{- Fidelity Limited Term Municipal Income Fund} - 12.31 Fidelity Limited Term Municipal Income Fund Retail PRO-09 - Fidelity Limited Term Municipal Income Fund	Fidelity Limited Term Municipal Income Fund Return Before Taxes Past 1 year	Fidelity Limited Term Municipal Income Fund Return Before Taxes Past 5 years	Fidelity Limited Term Municipal Income Fund Return Before Taxes Past 10 years	Fidelity Limited Term Municipal Income Fund After Taxes on Distributions Past 1 year	Fidelity Limited Term Municipal Income Fund After Taxes on Distributions Past 5 years	Fidelity Limited Term Municipal Income Fund After Taxes on Distributions Past 10 years	Fidelity Limited Term Municipal Income Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Limited Term Municipal Income Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Limited Term Municipal Income Fund After Taxes on Distributions and Sales Past 10 years	LB015 Past 1 year	LB015 Past 5 years	LB015 Past 10 years	LB086 Past 1 year	LB086 Past 5 years	LB086 Past 10 years
Total	0.36%	2.29%	1.67%	0.35%	2.27%	1.64%	0.73%	2.12%	1.65%	1.52%	4.17%	3.72%	0.35%	2.23%	1.74%